Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events
Note 7 – Subsequent Events
In preparing the financial statements, Plan management has evaluated events and transactions for potential recognition or disclosure
through June 18, 2026, the date the Plan’s
financial statements are available to be issued.
In December 2022, SECURE 2.0 was enacted, which includes a provision requiring that catch-up contributions made by certain
"high-wage earners" to qualified retirement plans be designated as Roth (after
-tax) contributions, effective January 1, 2026.
A
"high-wage earner" is defined as a participant who is age 50 or older and whose wages from the Company exceed $
150,000
for 2025
FICA wages, affecting 2026 contributions.
Participants meeting the wage threshold who are
50
or older will no longer be permitted to
make pre-tax catch-up contributions starting in 2026 but may continue to make standard pre-tax elective deferrals up to the annual limit in addition to the aforementioned Roth catch-up contributions.